Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade and Other Receivables
6.	Trade and Other Receivables
Trade and other receivables as at December 31, 2018 and 2019, are as follows:

	December 31, 2018
(In millions of Korean won)	Total amounts		Provision for impairment		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,422,086	￦	(357,548)	￦	(9,873)	￦	3,054,665
Other receivables		2,700,792		(74,948)		(160)		2,625,684

	￦	6,122,878	￦	(432,496)	￦	(10,033)	￦	5,680,349

Non-current assets
Trade receivables	￦	402,027	￦	(2,376)	￦	(17,970)	￦	381,681
Other receivables		506,061		(18,874)		(25,873)		461,314

	￦	908,088	￦	(21,250)	￦	(43,843)	￦	842,995

	December 31, 2019
(In millions of Korean won)	Total amounts		Provision for impairment		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,451,107	￦	(291,202)	￦	(9,510)	￦	3,150,395
Other receivables		2,787,144		(78,572)		(271)		2,708,301

	￦	6,238,251	￦	(369,774)	￦	(9,781)	￦	5,858,696

Non-current assets
Trade receivables	￦	874,860	￦	(4,117)	￦	(43,597)	￦	827,146
Other receivables		382,468		(5,108)		(22,708)		354,652

	￦	1,257,328	￦	(9,225)	￦	(66,305)	￦	1,181,798

The fair values of trade and other receivables with original maturities less than one year equal to their carrying amounts because the discounting effect is immaterial. The fair value of trade and other receivables with original maturities longer than one year, which are mainly from sales of goods, is determined discounting the expected future cash flow at the weighted average interest rate.

Details of changes in provision for impairment for the years ended December 31, 2018 and 2019, are as follows:

	2018				2019
(In millions of Korean won)	Trade receivables		Other receivables		Trade receivables		Other receivables
Beginning balance	￦	439,427	￦	84,372	￦	359,924	￦	93,822
Provision		91,282		21,783		24,596		35,597
Reversal		—		(104)		—		(475)
Written-off or transfer out		(170,597)		(14,416)		(90,513)		(44,108)
Others		(188)		2,187		1,312		(1,156)

Ending balance	￦	359,924	￦	93,822	￦	295,319	￦	83,680

Provisions for impairment on trade and other receivables are recognized as operating expenses and finance costs.
Details of other receivables as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Loans	￦	88,476	￦	84,148
Receivables 1		2,612,753		2,540,315
Accrued income		10,171		8,630
Refundable deposits		370,481		352,293
Loans receivable		54,952		105,961
Finance lease receivables		22,230		39,726
Others		21,757		15,560
Less: Provision for impairment		(93,822)		(83,680)

	￦	3,086,998	￦	3,062,953

1
Settlement receivables of BC Card Co., Ltd., a subsidiary of the Group, of
￦
1,786,610 million related to debit and credit card transactions are included as at December 31, 2019 (2018:
￦
1,895,575 million).

The maximum exposure of trade and other receivables to credit risk is the carrying amount of each class of receivables mentioned above as at December 31, 2019.
A portion of the trade receivables is classified as financial assets at fair value through other comprehensive income considering the trade receivables business model for managing the asset and the cash flow characteristics of the contract.